Risk grades and classified loans by class Commercial Loan Portfolio (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Commercial and Industrial
Pass		$ 81,560
Pass		81,560
Special Mention		269
Substandard		726
Doubtful		1,076
TOTALS Commercial Loan Portfolio		83,631
Pass	92,155
Special Mention	836
Substandard	635
Doubtful	1,076
TOTALS Commercial Loan Portfolio	94,702
Non Farm, Non Residential Real Estate Loans
Pass		164,290
Pass		164,290
Special Mention		815
Substandard		2,460
TOTALS Commercial Loan Portfolio		167,565
Pass	170,585
Special Mention	3,883
Substandard	1,745
TOTALS Commercial Loan Portfolio	176,213
Construction and Development
Pass		35,543
Pass		35,543
Special Mention		98
Substandard		682
TOTALS Commercial Loan Portfolio		36,323
Pass	29,463
Substandard	475
TOTALS Commercial Loan Portfolio	29,938
Commercial Loans Secured by Residential R/E
Pass		21,660
Pass		21,660
Special Mention		398
Substandard		1,925
TOTALS Commercial Loan Portfolio		23,983
Pass	26,516
Substandard	424
TOTALS Commercial Loan Portfolio	26,940
All Other Commercial Loans
Pass		22,857
Pass		22,857
Substandard		187
Doubtful		1,379
TOTALS Commercial Loan Portfolio		24,423
Pass	24,131
Special Mention	179
Substandard	1,023
Doubtful	1,249
TOTALS Commercial Loan Portfolio	26,582
Commercial Loan Totals
Pass		325,910
Pass		325,910
Special Mention		1,580
Substandard		5,980
Doubtful		2,455
TOTALS Commercial Loan Portfolio		335,925
Pass	342,850
Special Mention	4,898
Substandard	4,302
Doubtful	2,325
TOTALS Commercial Loan Portfolio	$ 354,375